Total revenue and income	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Total revenue and income	Revenue and income
16.1.    Accounting policy
16.1.1.    Revenue from contracts with clients
Revenue is recognized when the Group has transferred control of the services to the clients, in an amount that reflects the consideration the Group expects to collect in exchange for those services. The Group has generally concluded that it is the principal in its revenue arrangements, because it typically controls the services before transferring them to the client. The Group applies the following five steps:
•Identification of the contract with a client;
•Identification of the performance obligations in the contract;
•Determination of the transaction price;
•Allocation of the transaction price to the performance obligations in the contract;
•Recognition of revenue when or as the entity satisfies a performance obligation.
Revenue is recognized net of taxes collected from clients, which are subsequently remitted to governmental authorities.
The revenue from contracts with clients of the Company is presented as follows.
16.1.1.1. Transaction activities and other services
The Group’s core performance obligations are to provide electronic payment processing services including the capture, transmission, processing and settlement of transactions carried out using credit, debit and voucher cards, as well as fees for other services. The Group’s promise to its clients is to perform an unknown or unspecified quantity of tasks and the consideration received is contingent upon the clients’ use (i.e., number of payment transactions processed, number of cards on file, etc.); as such, the total transaction price is variable. The Group allocates the variable fees charged to the day in which it has the contractual right to bill its clients, therefore revenue is recognized at a point in time.
Revenue from transaction activities is recognized net of interchange fees retained by card issuers and assessment fees paid to payment scheme networks, which are pass-through charges collected on their behalf, as the Group does not bear the significant risks and rewards of the authorization, processing and settlement services provided by the payment scheme networks and card issuers.
The Group is an agent in the authorization, processing and settlement of payment transactions as it does not bear the significant risks and rewards of those services as follows:
•The Group facilitates the acquisition of payment information and management of the client relationship, it is not primarily responsible for the authorization, processing and settlement services performed by payment schemes networks and card issuers;
•The Group has no latitude to establish the assessment and interchange fees, which are set by the payment scheme networks. The Group generally has the right to increase its client discount rate to protect its net commission when interchange and assessment fees are increased by payment schemes networks;
•The Group does not collect the interchange fee that is retained by the card issuer and effectively acts as a clearing house in collecting and remitting assessment fees and payment settlements on behalf of payment scheme networks and clients; and
•The Group does not bear credit risk of the cardholder (i.e., the client’s customer). It does bear credit risk from the card issuer for the payment settlement and assessment fees. Card issuers are qualified by the payment scheme networks and are generally high credit quality financial institutions. Receivables can be considered to be collateralized by the cardholder’s invoice settlement proceeds. As such, the Group’s exposure to credit risk is generally low.
Other services mainly comprises:
•Membership fee charged from customers of specific products for which there is not a recurring fee charged for the use of Pin Pads & POS. The revenue is recognized at agreement inception, which is the moment when all risks and benefits of the transaction are transferred to the customer and the Company obtains the contractual rights related to fee;
•Fee charged from customers due to services related to banking money-in volumes (transfers received under TED, Pix and “boleto” products and interchange represented by fees of transactions from other networks processed on credit and debit card issued by Stone), and money-out volumes (transfers made under products as Pix Out, wire transfers, bill payments, boletos paid, withdrawals, recharge and others transactions). The revenue is recognized at each transactions date.
16.1.1.2. Subscription services and Equipment rental
The Group provides (a) subscription services, such as reconciliation, business automatization solutions, services to provide the client with the right of use of software in a cloud-based infrastructure provided by the Company and its subsidiaries or by a third-party, or even based on the client’s own internal infrastructure, where the client has no right to end the contract and become the owner of the software or use in its IT infrastructure or a third-party’s infrastructure, and revenues related to technological support, help desk, equipment rental, software hosting service, payment for the use of tools and support teams located at the clients besides connectivity services, (b) non-recurring services, that involves implementation services, including personalization, training, software licenses and other services, (c) revenue from royalties of software licenses, and (d) operating leases of electronic capture equipment to clients.
The Group’s subscription services generally consist of services sold as part of a new or existing agreement or sold as a separate service. The Group’s subscription services may or may not be considered distinct based on the nature of the services being provided. Subscription service fees are charged as a fixed monthly fee, and the related revenue is recognized over time as control is transferred to the client, either as the subscription services are performed or as the services from a combined performance obligation are transferred to the client (over the term of the related transaction and processing agreement).
The Group’s non-recurring revenues are recognized in proportion to the stage of completion of the service, and revenue from royalties are recognized when (a) it is determined when all risks and rewards of the license are transferred upon the availability of the software and (b) the amount may be reliably measured, and it is likely that any expected future economic benefits will be generated on behalf of the Company and its subsidiaries.
The Group accounts for equipment rental as a separate performance obligation and recognizes the revenue at its standalone selling price, considering that rental is charged as a fixed monthly fee. Revenue is recognized on a straight-line basis over the contractual lease term, beginning when the client obtains control of the equipment lease. The Group does not manufacture equipment, but purchases equipment from third-party vendors.
16.1.1.3. Contracts with multiple performance obligations
The Group’s contracts with its clients can consist of multiple performance obligations and the Group accounts for individual performance obligations separately if they are distinct. When equipment or services are bundled in an agreement with a client, the components are separated using the relative stand-alone selling price of the components which is based on the Group’s customary pricing for each element in separate transactions or expected cost plus a margin. In limited situations, the relative stand-alone selling price for an element that cannot be assessed on one of the previous basis, revenue is first allocated to the element where relative stand-alone selling price has been established and the residual amount would be allocated to the element with no relative stand-alone selling price.
16.1.1.4. Costs to obtain and fulfill a contract
The Group incurs in certain costs to obtain and fulfill a contract that are capitalized at the inception of the transaction. The cost comprises mainly commission to sellers in order to obtain a contract and logistic costs to fulfill a contract. The asset recognized is amortized on a straight-line basis over the expected life of merchants. As of December 31, 2022, the Group had a carrying amount of R$199,920 (2021 – R$215,663) recognized under Other assets and R$97,982 (2021 – R$101,008) as amortization recognized in the statement of profit or loss.
16.1.2.    Financial income
Comprised mainly of:
•discount fees charged for the prepayment to clients of their installment receivables from us. The discount is measured by the difference between the original amount payable to the client, net of commissions and fees charged, and the prepaid amount. Revenue is recognized in full at the moment the amount is prepaid to the client;
•floating interest rate revenues from banking solutions;
•interest income on loans; and
•fair value adjustment on loans to customers included in Trade accounts receivable and designated at FVPL until June 30, 2021.
16.1.3.    Other financial income
Comprises interest income and fair value gains (losses) of cash and cash equivalents and short-term investments.
16.1.4.    Deferred revenue
As a result of the Linx acquisition, the Group records deferred revenue related to hours contracted by clients for rendering of services. Revenue is recognized after provision of service. In case billed amounts exceed services rendered plus recognized revenue, the difference is stated in the balance sheet as deferred revenue and presented in the statement of financial position as deferred revenue under “Other liabilities”.
Also, the Group records deferred revenue related to services paid by the clients but to be executed in the future from the conclusion of the contract with the client. The amount related to services paid by the client but to be executed in the future is recognized in the statement of financial position as deferred revenue under “Other liabilities”.
The amount recognized as deferred revenue in the statement of financial position is recycled to the statement of profit or loss along the time in which the promised services are executed.
16.1.5.    Sales taxes
Revenues, expenses and assets are recognized net of sales tax, except:
•When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, in which case the sales taxes are recognized as part of the cost of acquiring the asset or expense item, as applicable;
•When the amounts receivable or payable are stated with the amount of sales taxes included.
The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of receivables or payables in the statement of financial position, and net of corresponding revenue or cost / expense, in the statement of profit or loss.
Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

	Rate
	Transaction activities and other services	Subscription services and equipment rental	Financial income

Contribution on gross revenue for social integration program (“PIS”)(a)	1.65%	0.65% - 1.65%	0.65%
Contribution on gross revenue for social security financing (“COFINS”)(a)	7.60%	3.00% - 7.60%	4.00%
Taxes on service (“ISS”)(b)	2.00% - 5.00%	0	0
Social security levied on gross revenue (“INSS”)(c)	4.50%	0	0

(a)PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue (Note 16.3) against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes (Note 7) and are offset on a monthly basis against Taxes payable (Note 11) and presented net, as the amounts are due to the same tax authority.
(b)ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue (Note 16.3 ) against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%. The ISS stated in the table is applicable to the city of São Paulo and refers to the rate most commonly levied on the Group’s operations.
(c)INSS is a social security charge levied on wages paid to employees. The subsidiaries Linx Sistemas, Equals, Hiper, Cappta, Vitta Tecnologia em Saúde S.A. and Questor pay INSS at a rate of 4.50% on gross revenue due to the benefits this regime offers compared with social security tax on payroll.
16.2. Significant judgments, estimates and assumptions
16.2.1 Expected life of merchants
The company estimates the expected life of two different classes of merchants in order to recognize equipment rental revenue on a straight-line basis and as a fixed monthly fee, as well as recognize the amortization of the costs of obtaining and fulfilling contracts with these merchants.
The estimate is annually revised, and is related to the average time that are expected that the merchants will process transactions with the Group, through the experience observed in the customers' life cycle.
16.3.    Timing of revenue recognition

	2022	2021	2020

Net revenue from transaction activities and other services	2,617,407	1,626,853	1,144,086
Recognized at a point in time	2,617,407	1,626,853	1,144,086

Net revenue from subscription services and equipment rental	1,760,915	1,071,932	388,033
Financial income	4,638,022	1,877,683	1,647,017
Other financial income	572,601	247,293	140,687
Recognized over time	6,971,538	3,196,908	2,175,737

Total revenue and income	9,588,945	4,823,761	3,319,823